FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Provisions detail for the debt instruments portfolio using the expected credit losses model (Details) - COP ($) $ in Millions		Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		$ 30,573,634		$ 25,674,195
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		29,909,988	[1]	25,092,666	[2]
Debt instruments | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		12,889,950		12,996,259
Debt instruments | Fair value through OCI and amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		12,889,950		12,996,259			$ 16,314,035
Debt instruments | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		44,511		55,803		$ 67,060	64,901
Debt instruments | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		7,539,451	[1]	6,848,082	[2]
Debt instruments | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		7,583,962		6,903,885
Debt instruments | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		(44,511)		(55,803)
Debt instruments | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		5,350,499	[3]	6,148,177	[4]
Debt instruments | Fair value through other comprehensive income | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		8,084		5,562
Debt instruments | Stage One | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		12,753,231		12,760,342
Debt instruments | Stage One | Fair value through OCI and amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		12,753,231		12,760,342			15,973,144
Debt instruments | Stage One | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		27,398		29,939		40,255	29,881
Debt instruments | Stage One | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		7,467,187		6,612,165
Debt instruments | Stage One | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		7,494,585		6,642,104
Debt instruments | Stage One | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		(27,398)		(29,939)
Debt instruments | Stage One | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		5,286,044	[3]	6,148,177	[4]
Debt instruments | Stage Two | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		100,494		205,133
Debt instruments | Stage Two | Fair value through OCI and amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		100,494		205,133			340,891
Debt instruments | Stage Two | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		4,247		11,913		$ 26,805	35,020
Debt instruments | Stage Two | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		36,039		205,133
Debt instruments | Stage Two | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		40,286		217,046
Debt instruments | Stage Two | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		(4,247)		(11,913)
Debt instruments | Stage Two | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	[3]	64,455
Debt instruments | Stage Three | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		36,225		30,784
Debt instruments | Stage Three | Fair value through OCI and amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		36,225		30,784			$ 0
Debt instruments | Stage Three | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		12,866		13,951
Debt instruments | Stage Three | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		36,225		30,784
Debt instruments | Stage Three | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		49,091		44,735
Debt instruments | Stage Three | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		$ (12,866)		$ (13,951)

[1]	At June 30, the Bank has recognized in the Condensed Consolidated Interim Statement of Comprehensive Income COP (4,130) related to debt instruments at fair value through OCI. See Condensed Consolidated Interim Statement of Comprehensive Income.
[2]	At December 31, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 93,264 related to debt instruments at fair value through OCI.
[3]	Loss allowance of investments at fair value through OCI corresponds to COP (8,084) classified mostly in stage 1. Transfer of 19 securities in Banistmo S.A. from stage 1 to stage 2 related to bonds for COP (152). The increase in relation to 2023 is due to the net effect of the sales and maturities, debt instruments purchased, net provisions recognized during the period and foreign exchange for COP (2,522).
[4]	Loss allowance of investments at fair value through OCI corresponds to COP (5,562) classified in stage 1.